Other assets and other liabilities (Tables)	6 Months Ended
Jun. 30, 2015
Other assets and other liabilities
end of	6M15	2014
Other assets (CHF million)
Cash collateral on derivative instruments	7,511	10,909
Cash collateral on non-derivative transactions	1,268	3,238
Derivative instruments used for hedging	1,370	1,539
Assets held-for-sale	24,584	26,544
of which loans [1]	24,101	25,911
of which real estate [2]	375	535
of which long-lived assets	108	98
Assets held for separate accounts	4,036	5,650
Interest and fees receivable	5,879	6,229
Deferred tax assets	5,140	6,064
Prepaid expenses	613	511
Failed purchases	2,409	3,138
Other	6,665	6,689
Other assets	59,475	70,511
Other liabilities (CHF million)
Cash collateral on derivative instruments	15,388	16,776
Cash collateral on non-derivative transactions	1,417	797
Derivative instruments used for hedging	247	469
Provisions	1,203	1,347
of which off-balance sheet risk	69	102
Liabilities held for separate accounts	4,036	5,650
Interest and fees payable	5,900	6,465
Current tax liabilities	731	782
Deferred tax liabilities	53	33
Failed sales	1,345	1,313
Other	14,986	17,016
Other liabilities	45,306	50,648
1
Included as of June 30, 2015 and December 31, 2014 were CHF 1,022 million and CHF 1,103 million, respectively, in restricted loans, which represented collateral on secured borrowings, and CHF 62 million and CHF 226 million, respectively, in loans held in trusts, which are consolidated as a result of failed sales under US GAAP.

2
As of the end of June 30, 2015 and December 31, 2014, real estate held-for-sale included foreclosed or repossessed real estate of CHF 58 million and CHF 169 million, respectively, of which CHF 1 million and CHF 2 million, respectively, were related to residential real estate.